Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000151917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Managed Beta Fund
Class Name	Institutional Class
Trading Symbol	GGMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
AssetsNet	$ 4,816,690,408
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 5,220,036
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$4,816,690,408
# of Portfolio Holdings as of Period End	485
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$5,220,036

Holdings [Text Block]

Asset Allocation (%)

Table Summary
Common Stocks	10.4%
Short-Term Investments	1.4%
Other	85.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201707
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Class P
Trading Symbol	GSQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[2]
AssetsNet	$ 2,386,384,754
Holdings Count | Holding	694
Advisory Fees Paid, Amount	$ 8,413,609
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,386,384,754
# of Portfolio Holdings as of Period End	694
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$8,413,609

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Fixed Income Put Options	13.4	-	13.4	-13.4
Fixed Income Call Options	13.7	-	13.7	-13.7
Developed Markets Equity Volatility	0.1	0.1	-	0.1
Interest Rate Call Options	7.3	7.3	-	7.3
Short-Term Investments	53.6	53.6	-	53.6
Developed Markets Equity Call Options	13.9	13.9	-	13.9
Developed Markets Ex U.S. Equity	0.1	0.1	-	0.1
Developed Markets Equity Put Options	350.0	149.4	200.6	-51.2
Developed Markets Currency	14.4	5.0	9.5	-4.5
Interest Rate Put Options	7.3	7.3	-	7.3
U.S. Equity	51.0	51.0	-	51.0
Cash	114.7	60.3	54.4	5.9
Fixed Income	68.4	65.3	3.2	62.1

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Institutional Class
Trading Symbol	SFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[3]
AssetsNet	$ 2,386,384,754
Holdings Count | Holding	694
Advisory Fees Paid, Amount	$ 8,413,609
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,386,384,754
# of Portfolio Holdings as of Period End	694
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$8,413,609

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Fixed Income Put Options	13.4	-	13.4	-13.4
Fixed Income Call Options	13.7	-	13.7	-13.7
Developed Markets Equity Volatility	0.1	0.1	-	0.1
Interest Rate Call Options	7.3	7.3	-	7.3
Short-Term Investments	53.6	53.6	-	53.6
Developed Markets Equity Call Options	13.9	13.9	-	13.9
Developed Markets Ex U.S. Equity	0.1	0.1	-	0.1
Developed Markets Equity Put Options	350.0	149.4	200.6	-51.2
Developed Markets Currency	14.4	5.0	9.5	-4.5
Interest Rate Put Options	7.3	7.3	-	7.3
U.S. Equity	51.0	51.0	-	51.0
Cash	114.7	60.3	54.4	5.9
Fixed Income	68.4	65.3	3.2	62.1

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226253
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Class P
Trading Symbol	SVPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[4]
AssetsNet	$ 531,337,532
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 877,221
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$531,337,532
# of Portfolio Holdings as of Period End	82
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$877,221

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	491.8	219.4	272.4	-53.1
Fixed Income Put Options	13.1	-	13.1	-13.1
Fixed Income Call Options	13.4	-	13.4	-13.4
Interest Rate Put Options	0.4	0.4	-	0.4
U.S. Equity	1.0	1.0	-	1.0
Interest Rate Call Options	0.4	0.4	-	0.4
Cash	38.5	22.2	16.3	6.0
Fixed Income	44.0	44.0	-	44.0
Short-Term Investments	93.9	93.9	-	93.9

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Institutional Class
Trading Symbol	SVPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[5]
AssetsNet	$ 531,337,532
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 877,221
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$531,337,532
# of Portfolio Holdings as of Period End	82
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$877,221

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	491.8	219.4	272.4	-53.1
Fixed Income Put Options	13.1	-	13.1	-13.1
Fixed Income Call Options	13.4	-	13.4	-13.4
Interest Rate Put Options	0.4	0.4	-	0.4
U.S. Equity	1.0	1.0	-	1.0
Interest Rate Call Options	0.4	0.4	-	0.4
Cash	38.5	22.2	16.3	6.0
Fixed Income	44.0	44.0	-	44.0
Short-Term Investments	93.9	93.9	-	93.9

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201713
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class P
Trading Symbol	GSLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[6]
AssetsNet	$ 5,124,343,598
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 16,179,385
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,124,343,598
# of Portfolio Holdings as of Period End	241
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$16,179,385

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	1.4	1.4	-	1.4
Long U.S. Healthcare Equities	4.2	4.2	-	4.2
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	2.5	2.5	-	2.5
Long Indian Equities	1.8	1.8	-	1.8
U.S. Healthcare Equities Options	1.5	-	1.5	-1.5
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.1	2.1	-	2.1
EURGBP Options	0.5	0.5	-	0.5
N.A. Tech Software Equity Options	0.3	0.3	-	0.3
Investment Grade Fixed Income	48.7	48.7	-	48.7

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class R6
Trading Symbol	TTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[7]
AssetsNet	$ 5,124,343,598
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 16,179,385
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,124,343,598
# of Portfolio Holdings as of Period End	241
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$16,179,385

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	1.4	1.4	-	1.4
Long U.S. Healthcare Equities	4.2	4.2	-	4.2
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	2.5	2.5	-	2.5
Long Indian Equities	1.8	1.8	-	1.8
U.S. Healthcare Equities Options	1.5	-	1.5	-1.5
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.1	2.1	-	2.1
EURGBP Options	0.5	0.5	-	0.5
N.A. Tech Software Equity Options	0.3	0.3	-	0.3
Investment Grade Fixed Income	48.7	48.7	-	48.7

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000144475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Institutional Class
Trading Symbol	TTIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[8]
AssetsNet	$ 5,124,343,598
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 16,179,385
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,124,343,598
# of Portfolio Holdings as of Period End	241
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$16,179,385

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	1.4	1.4	-	1.4
Long U.S. Healthcare Equities	4.2	4.2	-	4.2
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	2.5	2.5	-	2.5
Long Indian Equities	1.8	1.8	-	1.8
U.S. Healthcare Equities Options	1.5	-	1.5	-1.5
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.1	2.1	-	2.1
EURGBP Options	0.5	0.5	-	0.5
N.A. Tech Software Equity Options	0.3	0.3	-	0.3
Investment Grade Fixed Income	48.7	48.7	-	48.7

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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